Intangibles - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (104,335)	$ (101,927)
Intangible Assets, Net Carrying Amount	104,335	101,927
Disposals / retirements	(454)	(737)
Intangible assets other than goodwill, subtotal	85,259	55,914
Amortization of intangibles	27,497	14,285
Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(189,594)	(157,841)	$ (79,085)
Additions, purchased	93	22
Additions through business acquisitions	24,525	79,100
Additions, internally generated	756	1,339
Disposals / retirements	(454)	(999)
Foreign currency translation adjustment	6,833	(706)
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	2,302	(130)
Intangible assets other than goodwill, accumulated amortisation		(55,914)	(42,496)
Amortization of intangibles	27,497	14,285
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	89,073	96,008
Disposals / retirements	0	0
Intangible assets other than goodwill, subtotal	74,135	49,958
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(163,208)	(145,966)	(67,836)
Additions, purchased	0	0
Additions through business acquisitions	11,525	78,804
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	5,717	(674)
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	1,994	(116)
Intangible assets other than goodwill, accumulated amortisation		(49,958)	(38,149)
Amortization of intangibles	22,183	11,925
Software
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	9,533	2,248
Disposals / retirements	(454)	(737)
Intangible assets other than goodwill, subtotal	6,279	2,741
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(15,812)	(4,989)	(4,338)
Additions, purchased	93	22
Additions through business acquisitions	9,782	296
Additions, internally generated	756	1,339
Disposals / retirements	(454)	(999)
Foreign currency translation adjustment	646	(7)
Software | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	149	(5)
Intangible assets other than goodwill, accumulated amortisation		(2,741)	(2,476)
Amortization of intangibles	3,843	1,007
Non-competition Agreements
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	2,888	3,671
Disposals / retirements	0	0
Intangible assets other than goodwill, subtotal	4,845	3,215
Non-competition Agreements | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(7,733)	(6,886)	(6,911)
Additions, purchased	0	0
Additions through business acquisitions	515	0
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	332	(25)
Non-competition Agreements | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	159	(9)
Intangible assets other than goodwill, accumulated amortisation		(3,215)	$ (1,871)
Amortization of intangibles	1,471	1,353
Tradename
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	2,841
Disposals / retirements	0
Intangible assets other than goodwill, subtotal	0
Tradename | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(2,841)	0
Additions, purchased	0
Additions through business acquisitions	2,703
Additions, internally generated	0
Disposals / retirements	0
Foreign currency translation adjustment	138
Tradename | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	0
Intangible assets other than goodwill, accumulated amortisation		$ 0
Amortization of intangibles	$ 0